Share based payment (Schedule of details regarding the stock option plans) (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2022 Share	Dec. 31, 2024 Share ₪ / shares	Dec. 31, 2024 Share $ / shares	Dec. 31, 2023 Share ₪ / shares	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share ₪ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, opening balance		141,500	141,500	164,000	164,000
Granted during the year	164,000	0	0	0	0	164,000
Expired during the year		0	0	(22,500)	(22,500)
Exercised during the year		(37,824)	(37,824)	0	0
Number of options, closing balance		103,676	103,676	141,500	141,500	164,000
Weighted average exercise price, opening balance | (per share)		₪ 49.88	$ 13.68	₪ 52.76
Granted during the year | (per share)		0	0	0
Expired during the year | (per share)		0	13.48	49.88
Exercised during the year | (per share)		49.16	0	0
Weighted average exercise price, closing balance | (per share)		₪ 49.16	$ 13.48	₪ 49.88	$ 13.68	₪ 52.76